Segments	12 Months Ended
Jun. 30, 2017
Segments [Abstract]
Segments

Note 17 – Segments

The Company follows ASC 280 – Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s chief operating decision maker evaluates performance and determines resource allocations based on a number of factors, the primary measure being income from operations of the Yulong operating companies.

The Company’s operations currently include three business segments encompassing three different divisions. Such reportable divisions are consistent with the way the Company manages its business, with each division operating under separate management and producing discrete financial information. The accounting principles applied at the operating division level in determining income from operations is generally the same as those applied at the consolidated financial statement level.

The operation and products of the three divisions are as follow:

1.	Yulong Bricks: production and sales of fly-ash bricks;

2.	Yulong Concrete and Yulong Transport: production and sales of ready-mixed concrete; and

3.	Yulong Renewable: hauling and processing of construction waste, and production and sales of recycled aggregates and recycled bricks.

The following represents results of divisional operations for the following years ended June 30:

Revenue:	2017	2016	2015
Yulong Bricks	$3,083,244	$11,913,095	$15,586,654
Yulong Concrete and Yulong Transport	5,926,630	23,131,224	29,967,622
Yulong Renewable	496,829	7,600,112	676,108
Consolidated revenues	$9,506,703	$42,644,431	$46,230,384

Gross profit:	2017	2016	2015
Yulong Bricks	$631,097	$6,268,340	$9,446,895
Yulong Concrete and Yulong Transport	935,247	5,824,949	7,084,582
Yulong Renewable	329,535	4,385,629	335,922
Consolidated gross profit	$1,895,879	$16,478,918	$16,867,399

Income (loss) from operations:	2017	2016	2015
Yulong Bricks	$(327,226)	$3,000,133	$9,112,875
Yulong Concrete and Yulong Transport	(17,682)	3,362,105	6,042,286
Yulong Renewable	(4,376,864)	(53,608,441)	(1,190,220)
Subtotal	(4,721,772)	(47,246,203)	13,964,941
Yulong WFOE	-	-	-
Yulong HK	(960,071)	-	-
Yulong Eco-Materials	(162,363)	(2,254,021)	(1,106,489)
Consolidated income from operations	$(5,844,206)	$(49,500,224)	$12,858,452

Net income (loss):	2017	2016	2015
Yulong Bricks	$(557,808)	$1,470,553	$6,872,096
Yulong Concrete and Yulong Transport	(459,526)	2,041,042	4,159,835
Yulong Renewable	(5,351,469)	(54,852,671)	(1,245,871)
Subtotal	(6,368,803)	(51,341,076)	9,786,060
Yulong WFOE	(37)
Yulong HK	(961,283)
Yulong Eco-Materials	(99,458)	(1,848,947)	(1,106,489)
Consolidated net (loss) income	$(7,429,581)	$(53,190,023)	$8,679,571

Depreciation and amortization:	2017	2016	2015
Yulong Bricks	$586,744	$522,294	$535,938
Yulong Concrete and Yulong Transport	100,253	188,591	374,776
Yulong Renewable	-	1,507,000	841,937
Consolidated depreciation and amortization	$686,997	$2,217,885	$1,752,651

Interest expenses:	2017	2016	2015
Yulong Bricks	$275,826	$509,151	$513,819
Yulong Concrete and Yulong Transport	370,907	397,948	486,507
Yulong Renewable	12,088	121,568	296,776
Interdivision	-	94	-
Consolidated interest expenses	$658,821	$1,028,761	$1,297,102

Capital expenditures:	2017	2016	2015
Yulong Bricks	$19,202	$1,155,000	$168,677
Yulong Concrete and Yulong Transport	4,753	5,170	40,275
Yulong Renewable	1,908,229	96,583	1,816,214
Consolidated capital expenditures	$1,932,184	$1,256,753	$2,025,166

The following represents assets of division as of June 30, 2016 and 2015:

Total Assets as of:	2017	2016	2015
Yulong Bricks	$10,896,658	$11,131,177	$37,840,558
Yulong Concrete and Yulong Transport	3,630,800	4,416,866	26,391,895
Yulong Renewable	18,106,883	20,251,768	40,638,270
Interdivision assets	1,109	590	(27,565,591)
Yulong Eco-Materials	642,700	642,700	293,333
Total Assets	$33,278,150	$36,443,101	$77,598,465